Acquired Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Acquired Intangible Assets and Goodwill
Acquired Intangible Assets and Goodwill
8.	Acquired Intangible Assets and Goodwill

Intangible Assets

Intangible assets of the Company as of March 31, 2026 and December 31, 2025 are summarized as follows:

	March 31, 2026			December 31, 2025
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Amortized intangible assets - Acquired patents	$3,212	$(1,674)	$1,538	$3,212	$(1,623)	$1,589
	$3,212	$(1,674)	$1,538	$3,212	$(1,623)	$1,589

The acquired patents are being amortized over an estimated life of 15 years. Amortization expense for intangible assets totaled $51 and $51 for the three months ended March 31, 2026 and 2025, respectively and are included in general and administrative expenses within the Company’s unaudited condensed consolidated statements of operations.

Estimated amortization expense is as follows:

Years ending	Amount
Remainder of 2026	$152
2027	203
2028	194
2029	165
2030	165
Thereafter	659
Total	$1,538

Goodwill

Goodwill represents the excess of purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable.

Reporting Unit

The Company evaluates goodwill for impairment at the reporting unit level in accordance with ASC 350-20. The Company has identified three reporting units, which correspond to its operating and reportable segments: Tool Manufacturing and Related Services, Coating Services, and Battery Manufacturing.

Each reporting unit represents a component of the business for which discrete financial information is available and regularly reviewed by management for purposes of assessing performance and allocating resources.

Allocation of Goodwill

Goodwill is allocated to reporting units expected to benefit from the synergies of the related business combinations. The Company has allocated goodwill based on the business combinations giving rise to the goodwill and the manner in which the acquired assets contribute to current operations.

The following table presents goodwill balances for each of our reportable segments as of March 31, 2026:

Reporting Unit	Goodwill
Tool Manufacturing & Related Services	$900
Coating Services	2,224
Battery Manufacturing	—
Total	$3,124

The goodwill associated with the ALD NanoSolutions acquisition is allocated to the Coating Services reporting unit, as the acquired reactor assets and related intellectual property are utilized in coating operations and generate revenue within this reporting unit.

The goodwill associated with the Sundew acquisition is allocated to the Tool Manufacturing & Related Services reporting unit, as the acquired intellectual property supports the Company’s equipment platform.

No goodwill is allocated to the Battery Manufacturing reporting unit.

Impairment Testing Process

The Company performs its annual goodwill impairment test during the fourth quarter of each fiscal year. The Company may first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount.

In performing the qualitative assessment, the Company considers relevant events and circumstances, including, but not limited to:

●	Macroeconomic conditions, including inflation and general economic trends
●	Industry and market considerations, including demand for the Company’s semiconductor and battery technologies
●	Cost factors, including changes in labor and material costs
●	Overall financial performance, including revenue trends, operating losses, and cash flows
●	Company-specific events, including changes in strategy, customers, or operations
●	Changes in the carrying value of net assets or expectations of future performance

If, based on the qualitative assessment, the Company determines that it is more likely than not that the fair value of the reporting unit exceeds its carrying amount, no further testing is required. If otherwise, the Company would perform a quantitative impairment test by comparing the fair value of the reporting unit to its carrying amount.

Valuation Methodology and Key Assumptions

If a quantitative assessment is required, the Company estimates the fair value of the reporting unit using valuation techniques consistent with the income approach and/or market approach. These valuation methods involve the use of significant estimates and assumptions, including projected future revenues and margins, discount rates, and long-term growth rates. These assumptions are inherently uncertain and require management judgment.

Impairment Assessment Results

For the years ended December 31, 2025 and 2024, the Company performed qualitative assessments for each reporting unit and concluded that it was more likely than not that the fair value of each reporting unit exceeded its carrying value. Accordingly, no goodwill impairment was recognized for either period.

The following table presents goodwill balances for each of our reportable segments as of March 31, 2026 and 2025:

	Tool Manufacturing &
	Related Services	Coating Services	Battery Manufacturing	Total
Balance as of January 1, 2026	$900	$2,224	$—	$3,124
Impairment	—	—	—	—
Balance as of March 31, 2026	$900	$2,224	$—	$3,124

8.Acquired Intangible Assets and Goodwill

Intangible assets of the Company as of December 31, 2025 and 2025 are summarized as follows:

	2025			2024
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Amortized intangible assets – Acquired patents	$3,212	$(1,623)	$1,589	$3,212	$(1,420)	$1,792
	$3,212	$(1,623)	$1,589	$3,212	$(1,420)	$1,792

The acquired patents are being amortized over an estimated life of 15 years. Amortization expense for intangible assets totaled $203 and $253 for the years ended December 31, 2025 and 2024, respectively and are included in general and administrative expenses.

Estimated amortization expense as of December 31, 2025 is as follows:

Years ending	Amount
2026	$203
2027	203
2028	194
2029	165
2030	165
Thereafter	659
Total	$1,589

Goodwill as of both December 31, 2025 and 2024 was $3,124. The Company recognized no impairment to goodwill during the years ended December 31, 2025 and 2024.

Goodwill

Goodwill represents the excess of purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable.

Reporting Unit

The Company evaluates goodwill for impairment at the reporting unit level in accordance with ASC 350-20. The Company has identified three reporting units, which correspond to its operating and reportable segments: Tool Manufacturing and Related Services, Coating Services, and Battery Manufacturing.

Each reporting unit represents a component of the business for which discrete financial information is available and regularly reviewed by management for purposes of assessing performance and allocating resources.

Allocation of Goodwill

Goodwill is allocated to reporting units expected to benefit from the synergies of the related business combinations. The Company has allocated goodwill based on the business combinations giving rise to the goodwill and the manner in which the acquired assets contribute to current operations.

Reporting Unit	Goodwill
Tool Manufacturing & Related Services	$900
Coating Services	2,224
Battery Manufacturing	—
Total	$3,124

The goodwill associated with the ALD NanoSolutions acquisition is allocated to the Coating Services reporting unit, as the acquired reactor assets and related intellectual property are utilized in coating operations and generate revenue within this reporting unit.

The goodwill associated with the Sundew acquisition is allocated to the Tool Manufacturing & Related Services reporting unit, as the acquired intellectual property supports the Company’s equipment platform. No goodwill is allocated to the Battery Manufacturing reporting unit.

Impairment Testing Process

The Company performs its annual goodwill impairment test during the fourth quarter of each fiscal year. The Company may first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount.

In performing the qualitative assessment, the Company considers relevant events and circumstances, including, but not limited to:

●	Macroeconomic conditions, including inflation and general economic trends
●	Industry and market considerations, including demand for the Company’s semiconductor and battery technologies
●	Cost factors, including changes in labor and material costs
●	Overall financial performance, including revenue trends, operating losses, and cash flows
●	Company-specific events, including changes in strategy, customers, or operations
●	Changes in the carrying value of net assets or expectations of future performance

If, based on the qualitative assessment, the Company determines that it is more likely than not that the fair value of the reporting unit exceeds its carrying amount, no further testing is required. If otherwise, the Company would perform a quantitative impairment test by comparing the fair value of the reporting unit to its carrying amount.

Valuation Methodology and Key Assumptions.

If a quantitative assessment is required, the Company estimates the fair value of the reporting unit using valuation techniques consistent with the income approach and/or market approach. These valuation methods involve the use of significant estimates and assumptions, including projected future revenues and margins, discount rates, and long-term growth rates. These assumptions are inherently uncertain and require management judgment.

Impairment Assessment Results

For the years ended December 31, 2025 and 2024, the Company performed qualitative assessments for each reporting unit and concluded that it was more likely than not that the fair value of each reporting unit exceeded its carrying value. Accordingly, no goodwill impairment was recognized for either period.